SSgA FUNDS

SUPPLEMENT DATED FEBRUARY 3, 2012

TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2011

SSgA SMALL CAP FUND

(TICKER SYMBOL: SVSCX)

The Prospectus and Statement of Additional Information for the SSgA Small Cap Fund (the “Fund”) is hereby supplemented. The following information supersedes any information to the contrary regarding the Fund contained in the Fund’s Prospectus and Statement of Additional Information:

The Board of Trustees of the SSgA Funds has approved renaming the SSgA Small Cap Fund as the “SSgA Dynamic Small Cap Fund.” Therefore, all references to the SSgA Small Cap contained in the Prospectus and Statement of Additional Information are hereby changed to read:

SSgA Dynamic Small Cap Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COMBOSTPRO SUPP 2

SSgA FUNDS

SUPPLEMENT DATED FEBRUARY 3, 2012

TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2011

SSgA SMALL CAP FUND

(TICKER SYMBOL: SSCRX)

The Prospectus and Statement of Additional Information for the SSgA Small Cap Fund (the “Fund”) is hereby supplemented. The following information supersedes any information to the contrary regarding the Fund contained in the Fund’s Prospectus and Statement of Additional Information:

The Board of Trustees of the SSgA Funds has approved renaming the SSgA Small Cap Fund as the “SSgA Dynamic Small Cap Fund.” Therefore, all references to the SSgA Small Cap contained in the Prospectus and Statement of Additional Information are hereby changed to read:

SSgA Dynamic Small Cap Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA COMBO STAT SUPP 1